S-K 1605, De-SPAC Background and Terms	Aug. 10, 2026
De-SPAC Transactions, Background Summary [Line Items]
De-SPAC, Background, Contacts Description [Text Block]

Prior to the consummation of the Viking IPO, neither Viking, nor anyone on its behalf, contacted any prospective target business or had any substantive discussions, formal or otherwise, with respect to an initial business combination with Viking. After completion of the Viking IPO, Viking’s officers and directors commenced an active search for prospective businesses or assets to acquire in its initial business combination. Representatives of Viking were contacted by, and representatives of Viking contacted, numerous individuals, financial advisors, business owners and other entities who offered to present ideas for business combination opportunities. Viking’s officers and directors and their affiliates actively searched for and brought business combination targets to Viking’s attention.

De-SPAC, Background, Negotiations Description [Text Block]

The terms of the Business Combination Agreement are the result of arm’s-length negotiations between representatives of Viking and NorthStar. The following is a brief discussion of the background of these negotiations, the Business Combination Agreement and related transactions.

Viking is a blank check company incorporated as a Cayman Islands exempted company on July 24, 2025 for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. Viking was not formed to pursue an initial business combination in any business or industry but expected to focus on a target in an industry where it believed its management team’s expertise would provide it with a competitive advantage.

Viking identified the following general criteria and guidelines that it believes are important in evaluating prospective target businesses and, in evaluating a prospective target business, it conducts a due diligence review that encompasses, among other things, meetings with incumbent management and employees, document reviews and inspection of facilities, as applicable, as well as a review of financial and other information that are made available to Viking.

•        Has a Committed and Capable Management Team.    We seek to acquire a business with a professional management team whose interests are aligned with those of our investors and that complements the expertise of our management team. Where necessary, we may also seek to complement and enhance the capabilities of the target business’ management team by recruiting additional talent through our network of contacts.

•        Is Sourced Through our Proprietary Channels.    We do not expect to participate in broadly marketed processes but rather aim to leverage our extensive network to source our business combination.

•        Can Leverage Our SPAC Network & Strategy.    We seek to acquire businesses that can utilize KingsRock’s global network and are ready to become a public entity.

•        May Provide Attractive Returns.    We seek to acquire a business that will potentially offer an attractive risk-adjusted return for our investors.

•        Has Robust Financials.    We seek to source high growth, profitable businesses with low financial leverage to minimize capital risk for all stakeholders.

De-SPAC Transactions, Material Terms [Line Items]
De-SPAC, SPAC Reasons for the Structure, and Timing of De-SPAC and Related Financing Transaction [Text Block]	Transaction Structure and Execution Certainty: The proposed transaction with NorthStar provided a clear path to completion, featuring continuity of NorthStar’s management team post-closing, and a committed PIPE financing process. Additionally, the structure included customary closing conditions and clear governance arrangements, which minimized execution risk and enhanced deal certainty.
De-SPAC Transactions, Shareholder Rights [Line Items]
De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders are Entitled to Appraisal Rights [Flag]	false
De-SPAC, Security Holders Redemption Rights Summary [Text Block]

Redemption Rights

Pursuant to the Viking Articles, a Viking Shareholder may elect to have all or a portion of the New NS Common Shares it receives in exchange for its Viking Public Shares for cash if the Business Combination is consummated. As a Viking Public Shareholder, you will be entitled to exercise your redemption rights if you:

•        hold Viking Units, elect to separate your Viking Units into the underlying Viking Public Shares and Viking Public Warrants;

•        prior to 5:00 p.m., Eastern Time on [____], 2026 (two business days before the Viking Shareholders’ Meeting), tender your shares physically or electronically and submit a request in writing that New NorthStar redeem your New NS Common Shares that you receive in exchange for your Viking Public Shares for cash to Continental Stock Transfer & Trust Company, the Transfer Agent; and

•        deliver your Viking Public Shares through DTC’s DWAC system to the Transfer Agent at least two business days before the Viking Shareholders’ Meeting. Viking Shareholders who hold their shares in street name will have to coordinate with their bank, broker or other nominee to have the shares delivered electronically. If you do not submit a written request and deliver your Viking Public Shares as described above, your shares will not be redeemed.

Holders of Viking Units must elect to separate the Viking Units into the underlying Viking Public Shares and Viking Public Warrants prior to exercising their redemption rights with respect to the Viking Public Shares. If Viking Public Shareholders hold their Viking Units in an account at a brokerage firm or bank, such Viking Public Shareholders must notify their broker or bank that they elect to separate the Viking Units into the underlying Viking Public Shares and Viking Public Warrants, or if a holder holds Viking Units registered in its own name, the holder must contact Continental Stock Transfer & Trust Company, the Transfer Agent, directly and instruct it to do so. The redemption rights include the requirement that a holder must identify itself to Viking in order to validly exercise its redemption rights. Viking Public Shareholders may elect to exercise their redemption rights with respect to their Viking Public Shares even if they vote “FOR” the Business Combination Proposal. If the Business Combination is not consummated, the Viking Public Shares will be returned to the respective holder, broker or bank. If the Business Combination is consummated, and if a Viking Public Shareholder properly exercises its redemption rights with respect to all or a portion of the Viking Public Shares that it holds and timely delivers its shares to the Transfer Agent, New NorthStar will redeem the related New NS Common Shares for a per share price, payable in cash, equal to the pro rata portion of the Trust Account, including interest earned on the fund held in the Trust Account and not previously released to Viking to fund regulatory withdrawals or to pay its taxes, calculated as of two business days prior to the consummation of the Business Combination. For illustrative purposes, as of [____], 2026, this would have amounted to approximately $[____] per issued and outstanding Viking Public Share. If a Viking Public Shareholder exercises its redemption rights in full, then it will not own Viking Public Shares or New NS Common Shares following the redemption. Please see the subsection entitled “Extraordinary General Meeting of Viking Shareholders — Redemption Rights” elsewhere in this proxy statement/prospectus for a detailed description of the procedures to be followed if you wish to exercise your redemption rights with respect to your Viking Public Shares.

De-SPAC, Security Holders Appraisal Rights Summary [Text Block]

Appraisal or Dissent Rights

There is no mandatory statutory right of dissent and appraisal in respect of plans of arrangement under the CBCA unless the terms of the arrangement permit dissent. The Business Combination Agreement does not contemplate any dissent rights or appraisal rights to be available to holders of Viking Class A Shares and Viking Class B Shares in connection with the Business Combination. However, Viking Shareholders are still entitled to exercise the rights of redemption as set out in the section entitled “Extraordinary General Meeting of Viking Shareholders — Redemption Rights” and the Viking Board has determined that the redemption proceeds payable to Viking Shareholders who exercise such redemption rights represents the fair value of those Viking Ordinary Shares.